Note 29 - Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2017
Treasury Shares
Treasury Shares Stock
Financial Assets Held-for-Trading: Equity instruments by Issuer (Millions of euros)
	2017		2016		2015
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	7,230,787	48	38,917,665	309	41,510,698	350
+ Purchases	238,065,297	1,674	379,850,939	2,004	431,321,283	3,273
- Sales and other changes	(231,956,502)	(1,622)	(411,537,817)	(2,263)	(433,914,316)	(3,314)
+/- Derivatives on BBVA shares	-	(4)	-	(1)	-	-
Balance at the end	13,339,582	96	7,230,787	48	38,917,665	309
Of which:
Held by BBVA, S.A.	-	-	2,789,894	22	1,840,378	19
Held by Corporación General Financiera, S.A.	13,339,582	96	4,440,893	26	37,077,287	290
Average purchase price in Euros	7.03		5.27		7.60
Average selling price in Euros	6.99		5.50		7.67
Net gain or losses on transactions (Shareholders' funds-Reserves)		1		(30)		6

Table of Percentage of Treasury Shares Stock
Treasury Stock
	2017			2016			2015
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0.004%	0.278%	0.200%	0.081%	0.756%	0.110%	0.000%	0.806%	0.613%

Shares Accepted In Pledge
Shares of BBVA Accepted in Pledge
	2017	2016	2015
Number of shares in pledge	64,633,003	90,731,198	92,703,291
Nominal value	0.49	0.49	0.49
% of share capital	0.97%	1.38%	1.46%

Shares Owned By Third Parties But Managed By The Group
Shares of BBVA Owned by Third Parties but Managed by the Group
	2017	2016	2015
Number of shares owned by third parties	34,597,310	85,766,602	92,783,913
Nominal value	0.49	0.49	0.49
% of share capital	0.52%	1.31%	1.46%